Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 2,258,396,671
Realized losses on sales and redemptions for physical bullion	8,822,164	$ 2,757,701
Change in unrealized gains (losses)	(37,474,945)	268,523,339
Balance at end of year	2,021,998,963	2,258,396,671
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	2,258,396,671	2,058,147,026
Purchases	63,145,069	6,649,463
Sales	(2,498,286)	(7,441,588)
Redemptions for physical bullion	(250,747,382)	(64,723,868)
Realized losses on sales and redemptions for physical bullion	(8,822,164)	(2,757,701)
Change in unrealized gains (losses)	(37,474,945)	268,523,339
Balance at end of year	$ 2,021,998,963	$ 2,258,396,671